Stockholders' Equity (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 09, 2020	Oct. 02, 2019	Feb. 19, 2019	Aug. 16, 2018	Oct. 31, 2017	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Preferred stock, shares authorized						5,000,000	5,000,000
Preferred stock, par value						$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized						100,000,000	100,000,000
Common stock, par value						$ 0.01	$ 0.01
Value of common stock shares						$ 2,830,000	$ 2,214,000
Proceeds from warrant exercise							840,000
2014 Warrants [Member]
Warrant expense							960,000
Business Development Services [Member] | Two Year Service Agreement [Member]
Number of common shares issued for services					50,000
Value of shares issued for services					$ 51,000	$ 4,000	25,000
Private Placement [Member]
Value of common stock shares		$ 830,000		$ 1,500,000
Number of common stock shares issued		2,862,068		3,333,964
Price per share		$ 0.29		$ 0.45
Proceeds from issuance of private placement		$ 830,000		$ 1,500,000
Conversion amount								$ 500,000
Private Placement [Member] | May, June and July of 2019 [Member]
Proceeds from issuance of private placement							$ 716,000
Shares issued during period, shares							2,468,963
Stock price per share							$ 0.29
Board of Directors [Member]
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						$ 0.01
Tom Y Lee [Member] | Private Placement [Member]
Investments amount		290,000
Dale Okuno [Member]
Proceeds from issuance of private placement	$ 450,000
Dale Okuno [Member] | 2014 Warrants [Member]
Warrants to purchase shares of common stock			213,333
Proceeds from warrant exercise			$ 74,666
Dale Okuno [Member] | Private Placement [Member]
Investments amount		$ 250,000
Accredited Investors [Member] | Private Placement [Member]
Proceeds from issuance of private placement	$ 2,000,000
Shares issued during period, shares	6,896,551
Stock price per share	$ 0.29
Discount rate on closing price, percentage	20.00%
Accredited Investors [Member] | Private Placement [Member] | Net Proceeds After Expenses Deductions [Member]
Proceeds from issuance of private placement	$ 2,000,000
Mr. Tom Y. Lee [Member]
Investments amount								1,000,000
Proceeds from issuance of private placement	650,500
Investment cash								500,000
Cancellation of indebtedness amount								$ 500,000
Mr. Tom Y. Lee [Member] | 2014 Warrants [Member]
Warrants to purchase shares of common stock			2,133,333
Proceeds from warrant exercise			$ 746,666
Ivan Chen [Member]
Proceeds from issuance of private placement	$ 52,000
Ivan Chen [Member] | Private Placement [Member] | May, June and July of 2019 [Member]
Investments amount							$ 35,000
Messrs. Dale Okuno [Member] | Private Placement [Member] | May, June and July of 2019 [Member]
Investments amount							$ 250,000
Three Holders [Member] | 2014 Warrants [Member]
Warrants to purchase shares of common stock			2,399,999
Proceeds from warrant exercise			$ 840,000
Three Holders [Member] | 2014 Warrants [Member] | Minimum [Member]
Warrants exercise price per share			$ 0.35
Three Holders [Member] | 2014 Warrants [Member] | Maximum [Member]
Warrants exercise price per share			$ 0.75